Share-based payments - Details share-based payment arrangements Materialise (Details) € in Thousands	1 Months Ended							12 Months Ended
	Nov. 30, 2023 Option € / shares	Oct. 31, 2023 Option € / shares	May 31, 2018 € / shares	Jul. 31, 2016 Option € / shares	Jul. 31, 2015 € / shares	Nov. 30, 2014 Option € / shares	Jul. 31, 2014 Option	Dec. 31, 2024 Option EUR (€) shares	Dec. 31, 2023 Option	Dec. 31, 2022 Option
Share-based payment plans
Number of shares for each warrant								1
IPO plan
Share-based payment plans
Number of shares for each warrant								1
Term									P10Y
Contractual term								10 years
vesting% first period								25.00%
vesting% second period								25.00%
vesting% third period								25.00%
vesting% fourth period								25.00%
Granted					18,180	36,151	979,898
vesting% third period								25.00%
Exercise price of share options granted | € / shares						€ 8.81
Exercised								0		(865)
2015 Warrant Plan
Share-based payment plans
Number of shares for each warrant								1
Term								ten
vesting% second period									10.00%
vesting% third period								20.00%
vesting% fourth period								30.00%
vesting% fifth period								40.00%
Granted			2,000	350,000
vesting% third period								20.00%
Exercise price of share options granted | € / shares			€ 10.08	€ 6.45
Maximum number of warrants								1,400,000
Exercised | Option								0		(2,800)
2023 Warrant Plan
Share-based payment plans
Number of shares for each warrant								1
Term								P7Y
vesting% second period								10.00%
vesting% third period								20.00%
vesting% fourth period								30.00%
vesting% fifth period								40.00%
Granted | Option	25,000	325,000							350,000
vesting% third period								20.00%
Maximum number of warrants								500,000
Exercise price. | € / shares	€ 5.09	€ 4.87